                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

                               A SHARES                B SHARES                C SHARES
                            since 6/16/86           since 11/05/91          since 5/10/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       2.25%                   2.00%                   0.75%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            5.08%       4.95%       3.77%*      3.77%       3.60%       3.60%

10-year                    4.26        4.02        3.84        3.84        3.67        3.67

5-year                     3.86        3.39        3.41        3.41        3.42        3.42

1-year                     1.51       -0.78        0.99       -0.97        0.99        0.26

6-month                    0.77       -1.53        0.51       -1.47        0.51       -0.23
---------------------------------------------------------------------------------------------

30-Day SEC Yield                2.98%                   2.52%                   2.53%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares in year one and declining to zero after year four, a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, and up to 1.00 percent for Class B shares and up to 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

Lehman Brothers 1- to 2-Year U.S. Government Index is a broad-based statistical composite of U.S. Government bonds. Merrill Lynch 1- to 3-Year U.S. Treasury Index is generally representative of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The Lehman 1-5 Year Government/Credit Index is an unmanaged, broad-based market index that is composed of debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies and quasi-federal corporations and fixed rate dollar denominated SEC registered corporate debt that are rated investment grade. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Limited Duration Fund is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include W. David Armstrong, Managing Director of the Adviser; Jaidip Singh, Executive Director of the Adviser; and Menglin Luo, Vice President of the Adviser.

MARKET CONDITIONS

As expected, the Federal Open Market Committee (the "Fed") increased the federal funds target rate at each of its four meetings in the first half of 2005. Consequently, the benchmark overnight rate increased from 2.25 percent at the beginning of the review period to 3.25 percent at the end. Despite the actions of the Fed, most U.S. Treasury yields fell during the second half of the six-month period, erasing all of the gains posted by long-term Treasuries and much of the gains posted by short- and intermediate-term Treasuries during the first half of the six-month period. Nevertheless, the period concluded on a positive note, with bond markets achieving positive returns during the month of June.

It is important to note, however, that as of the end of the period, we have yet to see the full effects of the Fed's actions on economic activity. For the most part, the market's concerns over rising energy prices and inflation as well as faltering growth have muted the impact of the Fed's rate increases. With two-year and five-year Treasuries near the 3.6 percent to 3.7 percent range at the end of June, the market reflects neither underlying fundamental trends nor a more likely course for Fed policy.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.77 percent for the six months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the Lehman Brothers One-to-Two Year Government Index, the Lehman Brothers One-to-Five Year Government/Credit Index and the Merrill Lynch One-to-Three Year U.S. Treasury Index, returned 0.95 percent, 1.01 percent and
0.88 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

---------------------------------------------------------------------------------------------
                                                                          MERRILL LYNCH
                                    LEHMAN BROTHERS    LEHMAN BROTHERS    ONE-TO-THREE
                                    ONE-TO-TWO YEAR   ONE-TO-FIVE YEAR        YEAR
                                      GOVERNMENT      GOVERNMENT/CREDIT   U.S. TREASURY
      CLASS A   CLASS B   CLASS C        INDEX              INDEX             INDEX

       0.77%     0.51%     0.51%         0.95%              1.01%             0.88%
---------------------------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's corporate position had a small favorable impact on relative performance during the period. An underweighted position in both the banking and finance and the energy sectors contributed positively to performance within the corporate sector.

The Fund's mortgage position, specifically the emphasis on higher coupon, slow prepaying mortgages, had a positive impact on relative performance. These types of mortgages tend to be less sensitive to rising interest rates than lower-coupon, fast pre-paying mortgages.

We kept the Fund's overall interest-rate exposure well below that of the Lehman One-to-Five year Government/Credit Index during the period. This posture was beneficial during periods when interest rates rose across the short- and intermediate-portions of the curve. However, relative to that index, the Fund's defensive interest rate position detracted from performance as rates at the short end of the yield curve came down slightly.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

SECTORS AS OF 6/30/05
Corporate Bonds                                                  40.6%
Asset-Backed Securities                                          36.8
FNMA                                                              9.2
CMOs                                                              8.3
FHLMC                                                             1.4
Federal Home Loan Bank                                            1.1
GNMA                                                              0.1
                                                                -----
Total Long-Term Investments                                      97.5%
Total Short-Term Investments                                      4.1
Liabilities in Excess of Other Assets                            -1.6
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/05           6/30/05       1/1/05-6/30/05
Class A
  Actual......................................    $1,000.00        $1,007.70          $3.93
  Hypothetical................................     1,000.00         1,020.89           3.96
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,005.09           6.41
  Hypothetical................................     1,000.00         1,018.39           6.46
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,005.11           6.41
  Hypothetical................................     1,000.00         1,018.39           6.46
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, 1.29%, and 1.29% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and
 8
does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          CORPORATE BONDS  40.6%
          AEROSPACE & DEFENSE  0.1%
$  325    Northrop Grumman Corp. ............... 4.079%         11/16/06        $    324,168
                                                                                ------------

          AIRLINES  0.2%
   420    Southwest Airlines Co. ............... 5.496          11/01/06             427,384
                                                                                ------------

          AUTOMOTIVE  1.4%
   930    American Honda Finance Corp.,
          144A--Private Placement (a)........... 3.850          11/06/08             922,202
 1,335    DaimlerChrysler NA Holding............ 6.400          05/15/06           1,361,353
   900    Ford Motor Credit Co. ................ 6.875          02/01/06             909,121
   265    Johnson Controls, Inc. ............... 5.000          11/15/06             268,373
                                                                                ------------
                                                                                   3,461,049
                                                                                ------------
          BANKING  7.9%
   795    Bank of America Corp. ................ 3.375          02/17/09             775,452
   400    Bank of America Corp. ................ 3.875          01/15/08             398,664
 1,135    Bank of America Corp. ................ 4.750          10/15/06           1,147,106
 1,050    Bank of America Corp. ................ 5.250          02/01/07           1,071,983
   290    Bank of New York Co., Inc. ........... 5.200          07/01/07             295,661
   600    Bank One NA Illinois (Floating
          Rate)................................. 3.319          05/05/06             600,734
 2,350    Branch Brokerage & Trust Co. (Floating
          Rate)................................. 3.420          06/04/07           2,354,886
   600    Citicorp.............................. 6.375          11/15/08             640,228
   525    Citicorp.............................. 6.750          08/15/05             526,846
   120    Citigroup Global Markets Holdings,
          Inc. (Floating Rate).................. 3.500          12/12/06             120,174
   630    Citigroup, Inc. ...................... 5.500          08/09/06             640,366
   860    Citigroup, Inc. ...................... 5.750          05/10/06             873,057
   570    Huntington National Bank.............. 2.750          10/16/06             561,042
 1,420    JPMorgan Chase & Co. ................. 5.250          05/30/07           1,450,330
   540    Key Bank NA........................... 7.125          08/15/06             557,091
 1,220    MBNA Corp. ........................... 5.625          11/30/07           1,260,744
   365    MBNA Corp. (Floating Rate)............ 2.700          05/05/08             367,439
   100    Sovereign Bank........................ 4.000          02/01/08              99,169
 1,350    SunTrust Bank Atlanta................. 7.250          09/15/06           1,394,370
   420    U.S. Bancorp.......................... 5.100          07/15/07             428,486
   540    U.S. Bank NA.......................... 2.850          11/15/06             531,266
   250    U.S. Bank NA.......................... 3.700          08/01/07             248,775
   910    Wachovia Corp. ....................... 4.950          11/01/06             920,032
 1,330    Wachovia Corp. ....................... 6.875          09/15/05           1,338,066
   900    Washington Mutual, Inc. .............. 7.500          08/15/06             931,828
                                                                                ------------
                                                                                  19,533,795
                                                                                ------------
          BROKERAGE  2.1%
 1,370    Goldman Sachs Group, Inc. ............ 4.125          01/15/08           1,370,029
 2,060    Lehman Brothers Holdings, Inc. ....... 8.250          06/15/07           2,219,813

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          BROKERAGE (CONTINUED)
$1,127    World Financial Prop., 144A--Private
          Placement (a)......................... 6.910%         09/01/13        $  1,222,319
   353    World Financial Prop., 144A--Private
          Placement (a)......................... 6.950          09/01/13             382,958
                                                                                ------------
                                                                                   5,195,119
                                                                                ------------
          BUILDING MATERIALS  0.2%
   460    Masco Corp. .......................... 6.750          03/15/06             468,385
                                                                                ------------

          CONSTRUCTION MACHINERY  0.4%
 1,020    Caterpillar Financial Services Corp.,
          Ser F................................. 3.625          11/15/07           1,007,768
                                                                                ------------

          CONSUMER PRODUCTS  0.5%
   655    Cendant Corp. ........................ 6.250          01/15/08             683,641
   575    Clorox Co. (Floating Rate)............ 3.525          12/14/07             576,164
                                                                                ------------
                                                                                   1,259,805
                                                                                ------------
          DIVERSIFIED MANUFACTURING  1.0%
   473    Cooper Industries, Inc. .............. 5.250          07/01/07             481,870
 1,345    Honeywell International, Inc. ........ 5.125          11/01/06           1,362,239
   500    Honeywell International, Inc. ........ 6.875          10/03/05             503,623
   255    Textron Financial Corp. .............. 4.125          03/03/08             254,848
                                                                                ------------
                                                                                   2,602,580
                                                                                ------------
          ELECTRIC  3.3%
 1,420    Appalachian Power Co. ................ 3.600          05/15/08           1,394,860
   740    Carolina Power & Light Co. ........... 6.800          08/15/07             778,086
   405    CC Funding Trust I.................... 6.900          02/16/07             422,004
   995    DTE Energy Co. ....................... 6.450          06/01/06           1,015,556
   655    Entergy Gulf States, Inc. (Floating
          Rate)................................. 3.730          12/01/09             657,176
 1,220    FPL Group Capital, Inc. .............. 3.250          04/11/06           1,214,132
   300    NiSource Finance Corp. (Floating
          Rate)................................. 3.854          11/23/09             301,474
 1,095    Peco Energy Co. ...................... 3.500          05/01/08           1,076,399
 1,285    Pinnacle West Capital Corp. .......... 6.400          04/01/06           1,302,556
                                                                                ------------
                                                                                   8,162,243
                                                                                ------------
          FOOD/BEVERAGE  0.4%
   890    Conagra Foods, Inc. .................. 6.000          09/15/06             905,417
                                                                                ------------

          HEALTHCARE  1.4%
   375    Aetna, Inc. .......................... 7.375          03/01/06             382,885
   615    Aetna, Inc. .......................... 7.875          03/01/11             718,696
   480    Unitedhealth Group, Inc. ............. 4.125          08/15/09             478,189
 1,110    Unitedhealth Group, Inc. ............. 7.500          11/15/05           1,122,648
   680    Wellpoint Health Networks, Inc. ...... 6.375          06/15/06             694,759
                                                                                ------------
                                                                                   3,397,177
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          INTEGRATED ENERGY  0.2%
$  395    Consumers Energy Co., Ser H........... 4.800%         02/17/09        $    400,248
                                                                                ------------

          LIFE INSURANCE  5.4%
   855    Allstate Financial Global Funding II,
          144A--Private Placement (a)........... 2.625          10/22/06             839,357
   165    Equitable Cos......................... 6.500          04/01/08             174,824
   670    ING Security Life Institutional
          Funding, 144A--Private Placement
          (a)................................... 2.700          02/15/07             652,563
   720    John Hancock Financial Services,
          Inc. ................................. 5.625          12/01/08             752,823
   775    John Hancock Global Funding II,
          144A--Private Placement (a)........... 5.625          06/27/06             786,465
   630    John Hancock Global Funding II,
          144A--Private Placement (a)........... 7.900          07/02/10             733,414
 1,285    Met Life Global Funding I,
          144A--Private Placement (a)........... 3.375          10/05/07           1,263,543
 1,650    Monumental Global Funding II,
          144A--Private Placement (a)........... 3.850          03/03/08           1,636,364
 2,245    Prudential Insurance Co.,
          144A--Private Placement (a)........... 6.375          07/23/06           2,297,636
 3,137    TIAA Global Markets, Inc.,
          144A--Private Placement (a)........... 3.875          01/22/08           3,119,219
 1,070    TIAA Global Markets, Inc.,
          144A--Private Placement (a)........... 5.000          03/01/07           1,085,267
                                                                                ------------
                                                                                  13,341,475
                                                                                ------------
          LODGING  0.4%
   460    Hyatt Equities, LLC, 144A--Private
          Placement (a)......................... 6.875          06/15/07             474,880
   535    Marriott International, Inc., Ser C... 7.875          09/15/09             604,331
                                                                                ------------
                                                                                   1,079,211
                                                                                ------------
          MEDIA-CABLE  0.7%
 1,100    Comcast Cable Communications, Inc. ... 8.375          05/01/07           1,180,533
   160    Comcast Corp. ........................ 7.625          02/15/08             171,949
   403    Cox Communications, Inc. (Floating
          Rate)................................. 3.950          12/14/07             405,407
                                                                                ------------
                                                                                   1,757,889
                                                                                ------------
          NATURAL GAS DISTRIBUTORS  0.4%
 1,075    Sempra Energy......................... 4.750          05/15/09           1,085,616
                                                                                ------------

          NATURAL GAS PIPELINES  0.7%
 1,810    Consolidated Natural Gas Co. ......... 5.375          11/01/06           1,838,303
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          NONCAPTIVE-CONSUMER FINANCE  1.5%
$  820    Countrywide Home Loans, Inc. ......... 3.250%         05/21/08        $    796,729
 1,930    Household Finance Corp. .............. 6.400          06/17/08           2,045,495
   870    SLM Corp. ............................ 4.000          01/15/10             860,305
                                                                                ------------
                                                                                   3,702,529
                                                                                ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  3.6%
 2,430    CIT Group, Inc. ...................... 6.500          02/07/06           2,467,434
 2,835    General Electric Capital Corp. ....... 5.375          03/15/07           2,897,605
   980    International Lease Finance Corp. .... 2.950          05/23/06             971,681
   875    International Lease Finance Corp. .... 3.750          08/01/07             867,885
   740    John Deere Capital Corp. ............. 3.375          10/01/07             728,298
 1,065    John Deere Capital Corp. ............. 4.500          08/22/07           1,073,007
                                                                                ------------
                                                                                   9,005,910
                                                                                ------------
          OIL FIELD SERVICES  0.1%
   165    Panhandle Eastern Pipe Line Co., Ser
          B..................................... 2.750          03/15/07             160,759
                                                                                ------------

          PAPER  0.9%
   450    International Paper Co. .............. 3.800          04/01/08             442,410
 1,400    Weyerhaeuser Co. ..................... 6.000          08/01/06           1,425,304
   242    Weyerhaeuser Co. ..................... 6.125          03/15/07             248,909
                                                                                ------------
                                                                                   2,116,623
                                                                                ------------
          PROPERTY & CASUALTY  1.4%
 1,675    Hartford Financial Services Group,
          Inc. ................................. 2.375          06/01/06           1,645,441
 1,300    Marsh & McLennan Cos., Inc. .......... 5.375          03/15/07           1,317,498
   415    St. Paul Travelers Cos., Inc. ........ 5.010          08/16/07             420,382
                                                                                ------------
                                                                                   3,383,321
                                                                                ------------
          RAILROADS  0.5%
   235    Norfolk Southern Corp. ............... 7.350          05/15/07             248,149
   305    Union Pacific Corp. .................. 6.625          02/01/08             322,475
   695    Union Pacific Corp. .................. 6.790          11/09/07             735,851
                                                                                ------------
                                                                                   1,306,475
                                                                                ------------
          REAL ESTATE INVESTMENT TRUSTS  0.7%
 1,705    EOP Operating LP...................... 8.375          03/15/06           1,755,712
                                                                                ------------

          RETAIL  1.9%
 1,130    Federated Department Stores, Inc. .... 6.625          09/01/08           1,205,831
 1,435    May Department Stores Co. ............ 3.950          07/15/07           1,425,769
 2,000    Target Corp. ......................... 5.950          05/15/06           2,031,800
                                                                                ------------
                                                                                   4,663,400
                                                                                ------------
          SUPERMARKETS  1.3%
 1,735    Kroger Co. ........................... 7.625          09/15/06           1,804,154
 1,355    Safeway, Inc. ........................ 6.150          03/01/06           1,369,780
                                                                                ------------
                                                                                   3,173,934
                                                                                ------------
          TEXTILE  0.2%
   435    Mohawk Industries, Inc. .............. 6.500          04/15/07             450,787
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          TOBACCO  0.4%
$  855    Altria Group, Inc. ................... 5.625%         11/04/08        $    887,685
                                                                                ------------

          TRANSPORTATION SERVICES  0.2%
   470    FedEx Corp. .......................... 2.650          04/01/07             457,945
                                                                                ------------

          WIRELESS COMMUNICATIONS  1.2%
 2,975    Verizon Global Funding Corp. ......... 6.125          06/15/07           3,086,250
                                                                                ------------

          TOTAL CORPORATE BONDS  40.6%........................................   100,398,962
                                                                                ------------

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  4.4%
   927    Federal Home Loan Mortgage Corp. ..... 3.609          07/01/34             914,784
 1,625    Federal Home Loan Mortgage Corp. ..... 4.375          07/01/35           1,628,299
 1,465    Federal National Mortgage
          Association........................... 1.000          05/01/35           1,472,783
   291    Federal National Mortgage
          Association........................... 3.649          09/01/19             295,080
   969    Federal National Mortgage
          Association........................... 3.701          07/01/34             968,412
   562    Federal National Mortgage
          Association........................... 3.797          06/01/34             564,201
   624    Federal National Mortgage
          Association........................... 4.111          09/01/34             624,760
 1,284    Federal National Mortgage
          Association........................... 4.257          04/01/35           1,293,154
 1,118    Federal National Mortgage
          Association........................... 4.487          04/01/35           1,128,986
 2,002    Federal National Mortgage
          Association........................... 4.554          05/01/35           2,010,506
                                                                                ------------
          TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES....................    10,900,965
                                                                                ------------

          ASSET BACKED SECURITIES  36.8%
 2,400    American Express Credit Account Master
          Trust................................. 1.690          01/15/09           2,352,071
 2,575    Asset Backed Funding Certificates..... 4.250          06/25/35           2,574,793
   465    Asset Backed Funding Certificates
          (Floating Rate)....................... 2.660          06/25/22             465,079
   858    Asset Backed Funding Certificates
          (Floating Rate)....................... 2.720          06/25/25             858,571
 1,300    Bank of America Securities Auto Trust
          (c)................................... 4.000          08/18/09           1,300,406
   700    Bank One Issuance Trust............... 2.940          06/16/08             698,933
 2,600    Bank One Issuance Trust............... 3.860          06/11/11           2,587,980
 2,600    BMW Vehicle Owner Trust............... 4.040          02/25/09           2,605,998
 1,550    Capital Asset Trust................... 4.050          07/15/09           1,552,902
   950    Capital Auto Receivables Asset
          Trust................................. 3.350          02/15/08             941,498
   841    Capital Auto Receivables Asset
          Trust................................. 3.580          10/16/06             840,971
 1,200    Capital One Multi Asset Trust......... 4.050          02/15/11           1,202,509
 1,350    Caterpillar Financial Asset Trust..... 3.900          02/25/09           1,348,655
 1,500    Chase Manhattan Auto Owner Trust...... 2.830          09/15/10           1,465,415
 2,900    Chase Manhattan Auto Owner Trust...... 2.940          06/15/10           2,851,564
   414    Chase Manhattan Auto Owner Trust...... 4.210          01/15/09             415,203
   650    CIT Equipment......................... 3.500          09/20/08             642,340

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$1,025    CNH Equipment Trust................... 4.020%         04/15/09        $  1,025,628
 1,600    Countrywide Home Loan Mortgage
          Trust................................. 4.367          06/25/35           1,599,840
 2,000    Daimler Chrysler Auto Trust........... 2.860          03/09/09           1,968,215
 2,100    Daimler Chrysler Auto Trust........... 3.090          01/08/08           2,088,698
 2,000    Daimler Chrysler Auto Trust........... 3.490          12/08/08           1,987,752
 1,225    Daimler Chrysler Auto Trust........... 4.040          09/08/09           1,227,040
 2,200    Ford Credit Auto Owner Trust.......... 3.480          11/15/08           2,187,030
 1,050    Ford Credit Auto Owner Trust.......... 4.170          01/15/09           1,053,165
   780    GSAMP Trust (Floating Rate)........... 3.434          02/25/35             780,251
 1,219    Harley-Davidson Motorcycle Trust...... 3.090          06/15/10           1,210,502
 2,000    Harley-Davidson Motorcycle Trust...... 3.560          02/15/12           1,985,152
 1,850    Harley-Davidson Motorcycle Trust...... 3.760          12/17/12           1,839,925
 1,100    Harley-Davidson Motorcycle Trust...... 4.070          02/15/12           1,101,568
 1,625    Honda Auto Receivables Owner Trust.... 2.700          04/15/08           1,612,054
 3,000    Honda Auto Receivables Owner Trust.... 2.770          11/21/08           2,946,162
   900    Honda Auto Receivables Owner Trust.... 3.060          10/21/09             885,094
 1,400    Honda Auto Receivables Owner Trust.... 3.530          10/21/08           1,391,652
   825    Honda Auto Receivables Owner Trust.... 3.930          01/15/09             824,763
 1,000    Hyundai Auto Receivables Trust........ 2.330          11/15/07             992,961
 1,200    Hyundai Auto Receivables Trust........ 2.970          05/15/09           1,185,468
   925    Hyundai Auto Receivables Trust (c).... 3.980          11/16/09             924,445
 1,300    Massachusetts RRB Special Purpose
          Trust................................. 3.780          09/15/10           1,294,451
 2,500    MBNA Credit Card Master Note Trust.... 2.700          04/16/07           2,447,533
 1,625    Merrill Lynch Auto Trust
          Securitization........................ 4.100          09/28/25           1,626,016
   966    Merrill Lynch Mortgage Investors, Inc.
          (Floating Rate)....................... 3.141          09/25/35             966,703
 1,000    Merrill Lynch Mortgage Investors, Inc.
          (Floating Rate)....................... 3.514          08/25/35           1,001,097
 1,225    National City Auto Receivable Trust... 2.880          05/15/11           1,196,855
 1,625    New Century Home Equity Loan Trust.... 4.461          08/25/35           1,626,269
 1,284    New Century Home Equity Loan Trust
          (Floating Rate)....................... 3.458          02/25/35           1,285,114
 1,100    Nissan Auto Receivables Owner Trust... 3.540          10/15/08           1,093,334
 1,900    Nissan Auto Receivables Owner Trust... 3.990          07/15/09           1,901,455
   900    Onyx Acceptance Auto Trust............ 3.690          05/15/09             895,917
   995    Residential Asset Mortgage Products,
          Inc. (Floating Rate).................. 3.424          02/25/26             996,417
 1,042    Residential Asset Securities Corp.
          (Floating Rate)....................... 3.484          07/25/21           1,042,588
   794    Saxon Asset Securities Trust (Floating
          Rate)................................. 3.424          03/25/35             795,145
 1,929    TXU Electric Delivery Transition Bond
          Co. LLC............................... 3.520          11/15/11           1,908,240
 1,300    USAA Auto Owner Trust................. 2.670          10/15/10           1,270,573

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$2,000    USAA Auto Owner Trust................. 3.160%         02/17/09        $  1,979,777
 1,250    USAA Auto Owner Trust................. 3.900          07/15/09           1,249,035
 2,500    USAA Auto Owner Trust................. 4.000          12/15/09           2,503,125
 1,100    Volkswagen Auto Lease Trust........... 3.820          05/20/08           1,098,512
   825    Wachovia Auto Owners Trust............ 4.060          09/21/09             826,712
 1,050    Wells Fargo Home Equity Trust
          (Floating Rate)....................... 3.484          02/25/18           1,050,959
 3,200    Whole Auto Loan Trust................. 2.580          03/15/10           3,145,664
 1,100    World Omni Auto Receivables Trust..... 3.290          11/12/08           1,091,319
 1,000    World Omni Auto Receivables Trust..... 3.540          06/12/09             993,404
                                                                                ------------
          TOTAL ASSET BACKED SECURITIES  36.8%................................    90,808,467
                                                                                ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  8.4%
   754    American Home Mortgage Trust.......... 4.340          02/25/44             750,949
 1,885    Bank of America Mortgage Securities... 4.413          01/25/35           1,877,999
 2,491    Bank of America Mortgage Securities... 4.994          06/25/35           2,492,522
 1,026    Citigroup Mortgage Loan Trust, Inc.
          (Floating Rate)....................... 4.103          09/25/34           1,028,317
   766    Citigroup Mortgage Loan Trust, Inc.
          (Floating Rate)....................... 4.809          08/25/34             768,420
 1,380    Countrywide Alternative Loan Trust
          (Floating Rate)....................... 3.714          03/25/35           1,372,790
 1,500    Countrywide Alternative Loan Trust
          (Floating Rate)....................... 3.714          02/25/35           1,499,633
   935    Countrywide Home Loan Mortgage Trust
          (Floating Rate)....................... 4.709          11/20/34             937,153
   754    Federal Home Loan Mortgage Corp. ..... 5.500          02/15/12             757,834
 1,697    Federal National Mortgage
          Association........................... 5.500          01/25/24           1,724,815
   917    Federal National Mortgage
          Association........................... 6.500          06/25/35             969,070
   506    First Horizon Asset Securities, Inc.
          (Floating Rate)....................... 5.180          10/25/34             505,629
   585    Government National Mortgage
          Association (Floating Rate) REMIC..... 3.636          09/16/19             588,160
 1,408    Wells Fargo Mortgage Backed Securities
          Trust................................. 3.452          09/25/34           1,409,812
 1,860    Wells Fargo Mortgage Backed Securities
          Trust................................. 4.110          06/25/35           1,850,262
 1,763    Wells Fargo Mortgage Backed Securities
          Trust................................. 4.605          12/25/34           1,766,084
   366    Wells Fargo Mortgage Backed Securities
          Trust (Floating Rate)................. 3.387          07/25/34             367,355
                                                                                ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS...........................    20,666,804
                                                                                ------------

See Notes to Financial Statements                                             17

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES  6.2%
$    4    Federal Home Loan Mortgage Corp. ..... 6.500%         01/01/33        $      4,347
   736    Federal Home Loan Mortgage Corp. ..... 7.500    10/01/29 to 09/01/32       788,793
    41    Federal Home Loan Mortgage Corp. ..... 9.250          12/01/15              41,422
 4,399    Federal National Mortgage
          Association........................... 6.500    11/01/23 to 01/01/34     4,562,404
 2,927    Federal National Mortgage
          Association........................... 7.000    03/01/26 to 04/01/34     3,088,949
 3,386    Federal National Mortgage
          Association........................... 7.500    12/01/28 to 09/01/32     3,619,575
   109    Federal National Mortgage Association
          (FHA/VA).............................. 8.500    05/01/21 to 04/01/25       118,308
    56    Federal National Mortgage
          Association........................... 9.500    03/01/16 to 04/01/20        60,981
    33    Federal National Mortgage
          Association........................... 10.000         05/01/21              37,982
 2,650    Federal National Mortgage Association,
          July.................................. 7.500            TBA              2,831,361
    20    Government National Mortgage
          Association........................... 7.500    07/15/28 to 08/15/28        21,333
    20    Government National Mortgage
          Association........................... 9.500    07/15/16 to 06/15/18        21,599
    84    Government National Mortgage
          Association........................... 10.000   08/15/16 to 01/15/19        94,972
    15    Government National Mortgage
          Association........................... 10.500         02/15/18              17,014
    98    Government National Mortgage
          Association........................... 11.000         11/15/18             109,952
                                                                                ------------
          TOTAL MORTGAGE BACKED SECURITIES....................................    15,418,992
                                                                                ------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATION  1.1%
 2,700    Federal Home Loan Bank................ 3.250          12/17/07           2,663,299
                                                                                ------------
TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $242,194,804).........................................................   240,857,489
                                                                                ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  4.1%
UNITED STATES TREASURY OBLIGATIONS  0.1%
          United States Treasury Bills ($200,000 par, yielding 2.836%,
          07/14/05 maturity) (b)..............................................  $    199,796

REPURCHASE AGREEMENT  4.0%
          State Street Bank & Trust Co. ($9,872,000 par collateralized by U.S.
          Government obligations in a pooled cash account, interest rate of
          3.25%, dated 06/30/05, to be sold on 07/01/05 at $9,872,891)........     9,872,000
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,071,796)..........................................................    10,071,796
                                                                                ------------

TOTAL INVESTMENTS  101.6%
  (Cost $252,266,600).........................................................   250,929,285
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.6%).................................    (3,964,624)
                                                                                ------------

NET ASSETS  100.0%............................................................  $246,964,661
                                                                                ============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued or guaranteed by the United States Treasury

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Securities purchased on a when-issued or delayed delivery basis.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date had not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

See Notes to Financial Statements                                             19

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $252,266,600).......................  $250,929,285
Cash........................................................       466,471
Receivables:
  Interest..................................................     1,598,204
  Fund Shares Sold..........................................       264,173
Other.......................................................       171,581
                                                              ------------
    Total Assets............................................   253,429,714
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,060,450
  Fund Shares Repurchased...................................       705,640
  Distributor and Affiliates................................       172,636
  Income Distributions......................................       117,532
  Investment Advisory Fee...................................        61,658
  Variation Margin on Futures...............................        30,641
Trustees' Deferred Compensation and Retirement Plans........       177,048
Accrued Expenses............................................       139,448
                                                              ------------
    Total Liabilities.......................................     6,465,053
                                                              ------------
NET ASSETS..................................................  $246,964,661
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $269,253,703
Net Unrealized Depreciation.................................    (1,425,346)
Accumulated Undistributed Net Investment Income.............    (2,377,213)
Accumulated Net Realized Loss...............................   (18,486,483)
                                                              ------------
NET ASSETS..................................................  $246,964,661
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $134,884,594 and 11,759,600 shares of
    beneficial interest issued and outstanding).............  $      11.47
    Maximum sales charge (2.25%* of offering price).........           .26
                                                              ------------
    Maximum offering price to public........................  $      11.73
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $66,623,465 and 5,754,661 shares of
    beneficial interest issued and outstanding).............  $      11.58
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $45,456,602 and 3,945,292 shares of
    beneficial interest issued and outstanding).............  $      11.52
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 4,392,951
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $110,050, $240,931 and $158,054,
  respectively).............................................      509,035
Investment Advisory Fee.....................................      398,936
Shareholder Services........................................      249,976
Custody.....................................................       28,276
Legal.......................................................       17,847
Trustees' Fees and Related Expenses.........................       13,922
Other.......................................................      142,124
                                                              -----------
    Total Expenses..........................................    1,360,116
    Less Credits Earned on Cash Balances....................        4,724
                                                              -----------
    Net Expenses............................................    1,355,392
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,037,559
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (906,959)
  Futures...................................................      366,988
                                                              -----------
Net Realized Loss...........................................     (539,971)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (545,609)
                                                              -----------
  End of the Period:
    Investments.............................................   (1,337,315)
    Futures.................................................      (88,031)
                                                              -----------
                                                               (1,425,346)
                                                              -----------
Net Unrealized Depreciation During the Period...............     (879,737)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,419,708)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 1,617,851
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $  3,037,559        $   4,893,348
Net Realized Loss.....................................        (539,971)          (1,529,442)
Net Unrealized Depreciation During the Period.........        (879,737)          (2,281,705)
                                                          ------------        -------------
Change in Net Assets from Operations..................       1,617,851            1,082,201
                                                          ------------        -------------

Distributions from Net Investment Income:
  Class A Shares......................................      (2,488,943)          (5,326,108)
  Class B Shares......................................      (1,086,999)          (2,705,496)
  Class C Shares......................................        (717,157)          (1,802,974)
                                                          ------------        -------------
Total Distributions...................................      (4,293,099)          (9,834,578)
                                                          ------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (2,675,248)          (8,752,377)
                                                          ------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      26,206,891          109,355,260
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       3,459,696            7,561,196
Cost of Shares Repurchased............................     (70,335,457)        (205,291,696)
                                                          ------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (40,668,870)         (88,375,240)
                                                          ------------        -------------
TOTAL DECREASE IN NET ASSETS..........................     (43,344,118)         (97,127,617)
NET ASSETS:
Beginning of the Period...............................     290,308,779          387,436,396
                                                          ------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of $(2,377,213) and
  $(1,121,673), respectively).........................    $246,964,661        $ 290,308,779
                                                          ============        =============

 22                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                      JUNE 30,     ------------------------------------------------
                                      2005        2004      2003      2002     2001 (b)     2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $11.58      $11.90    $12.17    $12.08     $11.91     $11.78
                                     ------      ------    ------    ------     ------     ------
  Net Investment Income (a).......      .14         .20       .13       .28        .46        .73
  Net Realized and Unrealized
    Gain/Loss.....................     (.05)       (.13)      -0-(e)    .35        .37        .10
                                     ------      ------    ------    ------     ------     ------
Total from Investment
  Operations......................      .09         .07       .13       .63        .83        .83
Less Distributions from Net
  Investment Income...............      .20         .39       .40       .54        .66        .70
                                     ------      ------    ------    ------     ------     ------
NET ASSET VALUE,
  END OF THE PERIOD...............   $11.47      $11.58    $11.90    $12.17     $12.08     $11.91
                                     ======      ======    ======    ======     ======     ======

Total Return* (c).................    0.77%**     0.57%     1.04%     5.34%      7.16%      7.25%
Net Assets at End of the Period
  (In millions)...................   $134.9      $151.7    $181.6    $150.3     $ 65.6     $ 30.3
Ratio of Expenses to Average Net
  Assets*.........................     .79%        .84%      .72%      .59%       .85%      1.13%
Ratio of Net Investment Income to
  Average Net Assets*.............    2.51%       1.73%     1.08%     2.31%      3.95%      6.26%
Portfolio Turnover (d)............      43%**      143%      311%      154%       134%       243%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................      N/A         N/A      .79%      .79%      1.05%      1.33%
   Ratio of Net Investment Income
     to Average Net Assets........      N/A         N/A     1.01%     2.11%      3.75%      6.06%
** Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of .50% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(e) Amount is less than $0.01.

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                      JUNE 30,     ------------------------------------------------
                                      2005        2004      2003      2002     2001 (b)     2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $11.69      $12.01    $12.27    $12.18     $11.98     $11.82
                                     ------      ------    ------    ------     ------     ------
  Net Investment Income (a).......      .11         .15       .08       .22        .41        .69
  Net Realized and
    Unrealized Gain/Loss..........     (.05)       (.14)      -0-(e)    .36        .39        .08
                                     ------      ------    ------    ------     ------     ------
Total from Investment
  Operations......................      .06         .01       .08       .58        .80        .77
Less Distributions from Net
  Investment Income...............      .17         .33       .34       .49        .60        .61
                                     ------      ------    ------    ------     ------     ------
NET ASSET VALUE,
  END OF THE PERIOD...............   $11.58      $11.69    $12.01    $12.27     $12.18     $11.98
                                     ======      ======    ======    ======     ======     ======

Total Return* (c).................    0.51%**     0.07%     0.62%     4.81%      6.73%      6.79%
Net Assets at End of the Period
  (In millions)...................   $ 66.6      $ 83.3    $122.7    $138.7     $ 52.5     $ 10.5
Ratio of Expenses to Average Net
  Assets*.........................    1.29%       1.34%     1.21%     1.08%      1.29%      1.57%
Ratio of Net Investment Income to
  Average Net Assets*.............    2.01%       1.23%      .63%     1.81%      3.38%      5.82%
Portfolio Turnover (d)............      43%**      143%      311%      154%       134%       243%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................      N/A         N/A     1.27%     1.28%      1.49%      1.77%
   Ratio of Net Investment Income
     to Average Net Assets........      N/A         N/A      .57%     1.61%      3.18%      5.62%
** Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(e) Amount is less than $0.01.

N/A=Not Applicable

 24                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                      JUNE 30,     ------------------------------------------------
                                      2005        2004      2003      2002     2001 (b)     2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $11.63      $11.95    $12.21    $12.13     $11.95     $11.81
                                     ------      ------    ------    ------     ------     ------
  Net Investment Income (a).......      .11         .15       .08       .21        .37        .66
  Net Realized and Unrealized
    Gain/Loss.....................     (.05)       (.14)      -0-(e)    .36        .42        .13
                                     ------      ------    ------    ------     ------     ------
Total from Investment
  Operations......................      .06         .01       .08       .57        .79        .79
Less Distributions from Net
  Investment Income...............      .17         .33       .34       .49        .61        .65
                                     ------      ------    ------    ------     ------     ------
NET ASSET VALUE,
  END OF THE PERIOD...............   $11.52      $11.63    $11.95    $12.21     $12.13     $11.95
                                     ======      ======    ======    ======     ======     ======

Total Return* (c).................    0.51%**     0.07%     0.63%     4.74%      7.02%      6.62%
Net Assets at End of the Period
  (In millions)...................   $ 45.5      $ 55.3    $ 83.1    $ 77.3     $ 26.5     $  2.9
Ratio of Expenses to Average Net
  Assets*.........................    1.29%       1.34%     1.21%     1.08%      1.23%      1.57%
Ratio of Net Investment Income to
  Average Net Assets*.............    2.02%       1.23%      .61%     1.76%      3.13%      5.79%
Portfolio Turnover (d)............      43%**      143%      311%      154%       134%       243%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................      N/A         N/A     1.28%     1.28%      1.43%      1.77%
   Ratio of Net Investment Income
     to Average Net Assets........      N/A         N/A      .54%     1.56%      2.93%      5.59%
** Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .79%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(e) Amount is less than $0.01.

N/A=Not Applicable

See Notes to Financial Statements                                             25

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade quality corporate bonds, mortgage-related or mortgage-backed securities, asset-backed securities, and certain other debt obligations. The Fund commenced investment operations on June 16, 1986. The distribution of the Fund's Class B and Class C Shares commenced on November 5, 1991 and May 10, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended June 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2005, the Fund had $5,060,450 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $16,969,992 which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$1,051,059..................................................  December 31, 2007
  346,588...................................................  December 31, 2008
  544,017...................................................  December 31, 2010
 7,821,920..................................................  December 31, 2011
 7,206,408..................................................  December 31, 2012

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $253,956,929
                                                              ============
Gross tax unrealized appreciation...........................  $    244,804
Gross tax unrealized depreciation...........................    (3,272,448)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (3,027,644)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $10,074,657
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $10,074,657
                                                              ===========

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    As of December 31, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $343,051

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes, but not for book purposes.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $4,724 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .300% of the average daily net assets.

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $9,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $12,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $208,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $95,750 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $151,456,026, $69,545,678 and $48,251,999 for Classes A, B and C, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,629,467    $ 18,731,973
  Class B...................................................     379,009       4,363,912
  Class C...................................................     269,609       3,111,006
                                                              ----------    ------------
Total Sales.................................................   2,278,085    $ 26,206,891
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     183,912    $  2,112,343
  Class B...................................................      73,060         846,953
  Class C...................................................      43,373         500,400
                                                              ----------    ------------
Total Dividend Reinvestment.................................     300,345    $  3,459,696
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,153,425)   $(36,236,199)
  Class B...................................................  (1,823,095)    (21,146,599)
  Class C...................................................  (1,121,082)    (12,952,659)
                                                              ----------    ------------
Total Repurchases...........................................  (6,097,602)   $(70,335,457)
                                                              ==========    ============

    At December 31, 2004, capital aggregated $166,847,909, $85,481,412 and
$57,593,252 for Classes A, B and C, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    6,553,181    $  77,223,736
  Class B...................................................    1,432,437       17,000,667
  Class C...................................................    1,277,810       15,130,857
                                                              -----------    -------------
Total Sales.................................................    9,263,428    $ 109,355,260
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      367,364    $   4,308,635
  Class B...................................................      172,124        2,037,511
  Class C...................................................      103,106        1,215,050
                                                              -----------    -------------
Total Dividend Reinvestment.................................      642,594    $   7,561,196
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,083,005)   $(107,054,424)
  Class B...................................................   (4,698,461)     (55,844,226)
  Class C...................................................   (3,579,566)     (42,393,046)
                                                              -----------    -------------
Total Repurchases...........................................  (17,361,032)   $(205,291,696)
                                                              ===========    =============

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2005 and the year ended December 31, 2004, 280,071 and 444,949 Class B Shares automatically converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2005 and the year ended December 31, 2004, 8,295 and 245,626 Class C Shares automatically converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................  2.00%               .75%
Second......................................................  1.50%               None
Third.......................................................  1.00%               None
Fourth......................................................   .50%               None
Fifth and Thereafter........................................   None               None

    For the six months ended June 30, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $5,800 and CDSC on redeemed shares of approximately $55,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding short-term investments, were $113,306,720 and $168,046,349, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2005 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2004............................      461
Futures Opened..............................................      929
Futures Closed..............................................   (1,166)
                                                               ------
Outstanding at June 30, 2005................................      224
                                                               ======

    The futures contracts outstanding as of June 30, 2005, and the description and unrealized appreciation/depreciation are as follows:

                                                                                  UNREALIZED
                                                                                 APPRECIATION/
                                                                    CONTRACTS    DEPRECIATION
LONG CONTRACT:                   U.S. Treasury Notes 2-Year             36         $ (5,161)
                                 Futures September 2005 (Current
                                 Notional Value of $207,688 per
                                 contract)......................
SHORT CONTRACTS:                 U.S. Treasury Notes 10-Year            27          (34,269)
                                 Futures September 2005 (Current
                                 Notional Value of $113,469 per
                                 contract)......................
                                 U.S. Treasury Notes 5-Year            161          (48,601)
                                 Futures September 2005 (Current
                                 Notional Value of $108,891 per
                                 contract)......................
                                                                    ---------    -------------
                                                                       224         $(88,031)
                                                                    =========    =============

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $4,989,300 and $116,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2005 are payments retained by Van Kampen of approximately $204,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $70,900.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 34

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 138, 338, 538
                                                                 LTMG SAR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01955P-Y06/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005